Cover Document	Sep. 21, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 21, 2026
Entity Registrant Name	BOSTON SCIENTIFIC CORPORATION
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-11083
Entity Tax Identification Number	04-2695240
Entity Address, Address Line One	300 Boston Scientific Way
Entity Address, City or Town	Marlborough
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01752-1234
City Area Code	508
Local Phone Number	683-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000885725
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	BSX
Security Exchange Name	NYSE
Senior Note due 2027 [Member]
Entity Information [Line Items]
Title of 12(b) Security	0.625% Senior Notes due 2027
Trading Symbol	BSX27
Security Exchange Name	NYSE